Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (3,186)	$ 4,262,112	$ 6,268,705	$ 3,729,394
Adjustments to reconcile net income to net cash used in operating activities:
Interest income earned in trust account	0	(1,928,245)	(54,458)	(82,791)
Change in fair value of Warrant liabilities	0	(7,544,880)	(7,431,333)	(8,396,453)
Recovery of offering costs allocated to Warrants		(294,147)
Offering costs allocated to Warrants	0	0	475,053	475,053
Changes in current assets and current liabilities:
Prepaid expenses	0	489,414	(982,931)	(806,576)
Deferred offering costs	(61,812)			0
Accounts payable and accrued expenses	(35,000)	3,778,520	73,520	3,313,965
Net cash used in operating activities	(30,000)	(1,237,226)	(1,651,444)	(1,767,408)
Cash Flows from Investing Activities:
Investment of cash into trust account	0	0	(330,000,000)	(330,000,000)
Net cash used in investing activities	0	0	(330,000,000)	(330,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount	0	0	323,910,000	323,910,000
Proceeds from issuance of Private Placement Warrants	0	0	8,600,000	8,600,000
Proceeds from issuance of promissory notes to related party	30,000	1,475,000	115,824	115,824
Repayment of promissory note to related party	0	(250,000)	(145,824)	(145,824)
Payments of offering costs	0	0	(437,755)	(437,755)
Proceeds from issuance of Founder Shares	25,000			0
Net cash provided by financing activities	55,000	1,225,000	332,042,245	332,042,245
Net Change in Cash	25,000	(12,226)	390,801	274,837
Cash – Beginning	0	299,837	25,000	25,000
Cash – Ending	25,000	287,611	415,801	299,837
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption		2,011,036	25,845,016
Remeasurement for Class A Ordinary Shares subject to redemption	0			25,845,016
Initial fair value of warrant liabilities	0	0	17,421,333	17,421,333
Impact of the waiver of deferred underwriters' discount		10,657,500
Deferred underwriting commissions payable charged to additional paid in capital	$ 0	$ 0	$ 10,657,500	$ 10,657,500